Schedule of Investments (unaudited) April 30, 2020	iShares Edge MSCI Multifactor USA Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 98.3%

Aerospace & Defense — 1.2%
Huntington Ingalls Industries, Inc.	215	$41,153
Spirit AeroSystems Holdings, Inc., Class A	541	11,989
Teledyne Technologies, Inc.(a)	191	62,203
Textron, Inc.	1,197	31,553

		146,898

Air Freight & Logistics — 0.5%
Expeditors International of Washington, Inc.	893	63,943

Airlines — 0.4%
Delta Air Lines, Inc.	847	21,946
Southwest Airlines Co.	712	22,250
United Airlines Holdings, Inc.(a)(b)	328	9,702

		53,898

Auto Components — 0.7%
Autoliv, Inc.	446	26,769
BorgWarner, Inc.	1,067	30,484
Lear Corp.	301	29,393

		86,646

Biotechnology — 2.3%
Biogen, Inc.(a)	971	288,222

Building Products — 0.5%
Lennox International, Inc.(b)	183	34,162
Owens Corning	583	25,279

		59,441

Capital Markets — 2.5%
Eaton Vance Corp.	586	21,506
Franklin Resources, Inc.	1,621	30,540
MarketAxess Holdings, Inc.	198	90,092
SEI Investments Co.	682	34,755
T. Rowe Price Group, Inc.	1,235	142,803

		319,696

Chemicals — 1.4%
Celanese Corp.	648	53,829
Eastman Chemical Co.	712	43,083
LyondellBasell Industries NV, Class A	1,405	81,420

		178,332

Commercial Services & Supplies — 0.2%
Rollins, Inc.	768	30,720

Communications Equipment — 1.6%
F5 Networks, Inc.(a)	317	44,145
Juniper Networks, Inc.	1,807	39,031
Motorola Solutions, Inc.	850	122,239

		205,415

Security	Shares	Value

Construction & Engineering — 0.5%
Jacobs Engineering Group, Inc.	716	$59,249

Consumer Finance — 0.3%
Ally Financial, Inc.	2,055	33,681

Containers & Packaging — 0.4%
Packaging Corp. of America	504	48,712

Diversified Financial Services — 0.6%
Equitable Holdings, Inc.	2,234	40,927
Voya Financial, Inc.	746	33,697

		74,624

Diversified Telecommunication Services — 3.0%
AT&T, Inc.	10,397	316,797
Verizon Communications, Inc.	1,047	60,150

		376,947

Electric Utilities — 5.2%
Duke Energy Corp.	3,578	302,914
Exelon Corp.	5,111	189,516
OGE Energy Corp.	1,056	33,285
Pinnacle West Capital Corp.	589	45,347
PPL Corp.	3,743	95,147

		666,209

Electrical Equipment — 1.6%
Acuity Brands, Inc.	204	17,664
Eaton Corp. PLC	2,195	183,283

		200,947

Electronic Equipment, Instruments & Components — 3.1%
Arrow Electronics, Inc.(a)	443	27,874
CDW Corp.	766	84,873
Flex Ltd.(a)	2,752	26,859
FLIR Systems, Inc.	724	31,422
Keysight Technologies, Inc.(a)	976	94,447
TE Connectivity Ltd.	1,768	129,877

		395,352

Equity Real Estate Investment Trusts (REITs) — 6.0%
AvalonBay Communities, Inc.	736	119,931
Camden Property Trust	506	44,564
Duke Realty Corp.	1,852	64,264
Essex Property Trust, Inc.	87	21,237
Healthpeak Properties, Inc.	2,569	67,154
Host Hotels & Resorts, Inc.	3,875	47,701
Kimco Realty Corp.	2,242	24,460
Medical Properties Trust, Inc.	2,674	45,832
National Retail Properties, Inc.	835	27,254
Public Storage	828	153,553
SL Green Realty Corp.	438	23,236
VEREIT, Inc.	5,496	30,118
Vornado Realty Trust	918	40,227
WP Carey, Inc.	855	56,242

		765,773

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares Edge MSCI Multifactor USA Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Food & Staples Retailing — 4.0%
Kroger Co.	4,204	$132,889
Walmart, Inc.	3,117	378,871

		511,760

Food Products — 1.5%
Ingredion, Inc.	355	28,826
J.M. Smucker Co.	602	69,176
Tyson Foods, Inc., Class A	1,559	96,954

		194,956

Gas Utilities — 0.7%
Atmos Energy Corp.	606	61,794
UGI Corp.	909	27,433

		89,227

Health Care Equipment & Supplies — 6.1%
Baxter International, Inc.	2,553	226,655
Cooper Cos., Inc.	254	72,822
Edwards Lifesciences Corp.(a)	1,095	238,163
ResMed, Inc.	757	117,577
Varian Medical Systems, Inc.(a)	467	53,415
West Pharmaceutical Services, Inc.	385	72,865

		781,497

Health Care Providers & Services — 2.2%
HCA Healthcare, Inc.	1,422	156,249
Quest Diagnostics, Inc.	713	78,509
Universal Health Services, Inc., Class B	422	44,601

		279,359

Health Care Technology — 0.9%
Cerner Corp.	1,676	116,298

Hotels, Restaurants & Leisure — 1.2%
Carnival Corp.	2,011	31,975
Chipotle Mexican Grill, Inc.(a)	138	121,240

		153,215

Household Durables — 1.5%
Garmin Ltd.	689	55,919
NVR, Inc.(a)	18	55,800
PulteGroup, Inc.	1,374	38,843
Whirlpool Corp.	334	37,321

		187,883

Independent Power and Renewable Electricity Producers — 0.3%
NRG Energy, Inc.	1,326	44,461

Insurance — 4.1%
Alleghany Corp.	76	40,562
Arch Capital Group Ltd.(a)	696	16,725
Athene Holding Ltd., Class A(a)(b)	619	16,713

Security	Shares	Value

Insurance (continued)
Brown & Brown, Inc.	1,275	$45,785
Erie Indemnity Co., Class A	131	23,326
Everest Re Group Ltd.	215	37,223
Fidelity National Financial, Inc.	1,456	39,385
Globe Life, Inc.	549	45,205
Hartford Financial Services Group, Inc.	1,888	71,725
Lincoln National Corp.	1,067	37,846
Loews Corp.	1,436	49,772
Reinsurance Group of America, Inc.	330	34,544
Unum Group	1,065	18,584
W.R. Berkley Corp.	775	41,850

		519,245

Interactive Media & Services — 0.9%
Twitter, Inc.(a)	3,871	111,020

Internet & Direct Marketing Retail — 1.2%
Amazon.com, Inc.(a)	59	145,966
TripAdvisor, Inc.	549	10,963

		156,929

IT Services — 3.4%
Accenture PLC, Class A	67	12,408
Akamai Technologies, Inc.(a)(b)	871	85,105
Black Knight, Inc.(a)(b)	781	55,115
Booz Allen Hamilton Holding Corp.	733	53,832
EPAM Systems, Inc.(a)	287	63,395
Jack Henry & Associates, Inc.	407	66,565
Mastercard, Inc., Class A	346	95,140

		431,560

Life Sciences Tools & Services — 1.9%
Agilent Technologies, Inc.	1,629	124,879
Bio-Rad Laboratories, Inc., Class A(a)	116	51,052
Waters Corp.(a)(b)	349	65,263

		241,194

Machinery — 1.3%
Cummins, Inc.	777	127,040
Snap-on, Inc.	291	37,914

		164,954

Media — 0.8%
Discovery, Inc., Class A(a)(b)	806	18,071
Discovery, Inc., Class C(a)	1,974	40,289
Liberty Media Corp. — Liberty SiriusXM, Class C(a)	857	29,198
News Corp., Class A	2,087	20,682

		108,240

Metals & Mining — 0.7%
Nucor Corp.	1,590	65,492
Steel Dynamics, Inc.	1,170	28,396

		93,888

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares Edge MSCI Multifactor USA Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Multi-Utilities — 1.8%
Ameren Corp.	1,298	$94,429
Public Service Enterprise Group, Inc.	2,621	132,911

		227,340

Multiline Retail — 2.4%
Kohl’s Corp.	830	15,322
Target Corp.	2,689	295,091

		310,413

Oil, Gas & Consumable Fuels — 2.3%
HollyFrontier Corp.	835	27,588
Phillips 66	1,669	122,121
Valero Energy Corp.	2,173	137,660

		287,369

Pharmaceuticals — 0.5%
Jazz Pharmaceuticals PLC(a)	298	32,854
Perrigo Co. PLC	683	36,404

		69,258

Professional Services — 0.4%
ManpowerGroup, Inc.	314	23,311
Robert Half International, Inc.	622	29,402

		52,713

Real Estate Management & Development — 0.8%
CBRE Group, Inc., Class A(a)	1,673	71,822
Jones Lang LaSalle, Inc.	271	28,612

		100,434

Road & Rail — 1.2%
AMERCO	48	13,446
Kansas City Southern	521	68,017
Old Dominion Freight Line, Inc.	506	73,517

		154,980

Semiconductors & Semiconductor Equipment — 7.3%
Intel Corp.	7,271	436,115
Micron Technology, Inc.(a)	5,809	278,193
Qorvo, Inc.(a)	615	60,288
Skyworks Solutions, Inc.	908	94,323
Teradyne, Inc.	897	56,098

		925,017

Software — 8.0%
ANSYS, Inc.(a)	443	115,991
Cadence Design Systems, Inc.(a)	1,475	119,667
Intuit, Inc.	1,216	328,089
Microsoft Corp.	1,889	338,527

Security	Shares	Value

Software (continued)
Synopsys, Inc.(a)	791	$124,282

		1,026,556

Specialty Retail — 1.7%
Best Buy Co., Inc.	1,271	97,524
Gap, Inc.	1,159	9,411
Ross Stores, Inc.	1,181	107,896

		214,831

Technology Hardware, Storage & Peripherals — 5.1%
Apple, Inc.	1,290	379,002
Hewlett Packard Enterprise Co.	6,881	69,223
HP, Inc.	7,803	121,024
Seagate Technology PLC	1,282	64,036
Xerox Holdings Corp.(a)	1,061	19,406

		652,691

Textiles, Apparel & Luxury Goods — 1.0%
Lululemon Athletica, Inc.(a)	583	130,289

Trading Companies & Distributors — 1.1%
HD Supply Holdings, Inc.(a)	907	26,920
United Rentals, Inc.(a)	410	52,685
W.W. Grainger, Inc.	242	66,690

		146,295

Total Common Stocks — 98.3% (Cost — $11,984,414)		12,538,577

Investment Companies — 1.2%

Equity Fund — 1.2%
iShares Edge MSCI Multifactor USA ETF(e)	5,390	159,005

Total Investment Companies — 1.2% (Cost — $152,763)		159,005

Total Long-Term Investments — 99.5% (Cost — $12,137,177)		12,697,582

Short-Term Securities — 2.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.92%(c)(d)(e)	291,091	291,411
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.21%(c)(e)	48,125	48,125

Total Short-Term Securities — 2.7% (Cost — $339,240)		339,536

Total Investments — 102.2% (Cost — $12,476,417)		13,037,118

Liabilities in Excess of Other Assets — (2.2)%		(285,864)

Net Assets — 100.0%		$12,751,254

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares Edge MSCI Multifactor USA Index Fund

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	Security was purchased with the cash collateral from loaned securities.
(e)

Investments in issuers considered to be an affiliate/affiliates of the Fund during the period ended April 30, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/19	Shares Purchased		Shares Sold	Shares Held at 04/30/20	Value at 04/30/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	38,783	252,308	(b)	—	291,091	$291,411	$847	(c)	$(164)	$296
BlackRock Cash Funds: Treasury, SL Agency Shares	45,537	2,588	(b)	—	48,125	48,125	434		—	—
iShares Edge MSCI Multifactor USA ETF	421	30,819		(25,850)	5,390	159,005	1,044		2,238	4,672

						$498,541	$2,325		$2,074	$4,968

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased (sold)
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Portfolio Abbreviations

ETF	Exchange-Traded Fund

MSCI	Morgan Stanley Capital International

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares Edge MSCI Multifactor USA Index Fund

Fair Value Hierarchy as of Period End (continued)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks(a)	$12,538,577	$—	$—	$12,538,577
Investment Companies	159,005	—	—	159,005
Short-Term Securities	339,536	—	—	339,536

Total	$13,037,118	$—	$—	$13,037,118

(a)	See above schedule of investments for values in each sector.